UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.0%‡
	Shares	Value
BUSINESS SERVICES — 13.5%
Cognizant Technology Solutions Corp., Cl A*	1,582,071	$153,334,321
Equinix Inc.*	422,860	78,313,672
Visa Inc., Cl A	795,458	171,365,517

		403,013,510

CONSUMER DISCRETIONARY — 11.5%
Amazon.com Inc.*	350,883	125,858,223
Chipotle Mexican Grill Inc., Cl A*	119,514	65,966,947
Viacom Inc., Cl B	1,847,355	151,667,846

		343,493,016

ENERGY — 2.7%
FMC Technologies Inc.*	1,650,297	81,590,684

FINANCIALS — 9.5%
CME Group Inc., Cl A	1,935,165	144,672,935
T Rowe Price Group Inc.	1,759,388	138,006,395

		282,679,330

HEALTH CARE — 29.2%
Allergan Inc.	1,100,777	126,149,044
Celgene Corp.*	1,315,287	199,831,554
Gilead Sciences Inc.*	2,832,133	228,411,526
Illumina Inc.*	1,105,160	167,984,320
Intuitive Surgical Inc.*	365,215	148,854,330

		871,230,774

INDUSTRIAL — 2.8%
Precision Castparts Corp.	331,812	84,529,107

INFORMATION TECHNOLOGY — 17.6%
Apple Inc.	210,995	105,624,097
Google Inc., Cl A*	171,868	202,970,952
IHS Inc., Cl A*	1,095,439	124,233,737
Stratasys Ltd.*	768,136	92,606,476

		525,435,262

MATERIALS — 2.8%
Ecolab Inc.	823,727	82,817,513

TELECOMMUNICATION SERVICES — 4.9%
American Tower Corp. REIT, Cl A	1,807,837	146,217,857

WIRELESS — 3.5%
Qualcomm Inc.	1,430,734	106,189,077

TOTAL COMMON STOCK (Cost $1,859,234,234)		2,927,196,130

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENT — 8.1%
	Shares	Value
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.010%(A) (Cost $241,284,848)	241,284,848	$241,284,848

TOTAL INVESTMENTS — 106.1% (Cost $2,100,519,082)†		$3,168,480,978

Percentages are based on Net Assets of $2,985,350,793.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl	Class

Ltd.	Limited

REIT	Real Estate Investment Trust

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $2,100,519,082, and the unrealized appreciation and depreciation were $1,071,976,883 and $(4,014,987), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of January 31, 2014, all of the Fund’s investments were Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2014, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014